Cover Letter

Leonard E. Neilson

Attorney at Law

8160 South Highland Drive

Suite 104

Sandy, Utah 84093

Phone: (801) 733-0800	Fax: (801) 733-0808

April 27, 2010

Securities and Exchange Commission

Office of Document Control

450 Fifth Street N.W.

Washington, D.C. 20549

VIA: EDGARLink

Re:	Greyhound Commissary, Inc.
File No. 000-53529
Form 10-K (for the period ended December 31, 2009)

To Whom It May Concern:

Please find herewith transmitted by EDGARLink, the Form 10-K filed on behalf of Greyhound Commissary, Inc. for the fiscal year ended December 31, 2009.

Please direct all correspondences concerning this filing and Greyhound Commissary, Inc. to this office.

Yours truly, /s/ Leonard E. Neilson

Leonard E. Neilson

:ae

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